Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss for the year	$ (21,841)	$ (49,718)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	8,661	12,490
Stock-based compensation expense	1,066	1,727
Foreign exchange loss	6,248	3,974
Deferred income tax expense (recovery)	1,797	(784)
Income (loss) from investments accounted for by the equity method (notes 8 and 22)	(5,402)	780
Interest on long-term debt and accretion of royalty payable	74	9
Impairment of long-term investment (note 8)	0	413
Change in inventory write-downs to net realizable value (note 7)	3,283	7,066
Gain on deconsolidation (note 5)	(15,198)	0
Loss on sale of investment (note 8)	(352)	0
Net loss on sale of assets (notes 9 and 12)	627	32
Loss on extinguishment of royalty payable	0	2,909
Change in bad debt expense	282	56
Changes in operating assets and liabilities:
Accounts receivable	25,567	5,340
Inventories	(6,836)	9,481
Prepaid expenses	(153)	2,869
Accounts payable and accrued liabilities	2,233	(2,448)
Warranty liability	(4,380)	(5,829)
Net cash provided by (used in) operating activities	7,184	(13,193)
Investing activities:
Purchase of property, plant and equipment	(16,923)	(15,574)
Proceeds on sale of investments (note 5 and 8)	29,994	0
Proceeds on sale of assets (note 9)	998	161
Dividends received from investments accounted for by the equity method (note 8)	297	0
Capital contributions to investments accounted for by the equity method (note 8)	(9,900)	0
Net cash provided by (used in) investing activities	4,466	(15,413)
Financing activities:
Drawings on operating lines of credit and long-term facilities	19,336	46,367
Repayment of operating lines of credit and long-term facilities	(44,546)	(39,904)
Payment of royalty payable	0	(8,687)
Net cash used in financing activities	(25,210)	(2,224)
Effect of foreign exchange on cash and cash equivalents	(3,647)	(501)
Net decrease in cash and cash equivalents	(17,207)	(31,331)
Cash and cash equivalents, beginning of year (including restricted cash)	54,853	86,184
Cash and cash equivalents, end of year (including restricted cash)	37,646	54,853
Supplementary information:
Interest paid	2,721	2,972
Taxes paid, net of refunds	$ 2,108	$ 2,302